Fair Value Measurements (Net Change in the Assets and Liabilities Measured at Fair Value on a Recurring Basis and Included in the Level 3 Fair Value Category) (Detail) - Commodity - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	$ 139	$ 95	$ 107
Total realized and unrealized gains (losses):
Included in earnings	(38)	(35)	(5)
Included in other comprehensive loss	(2)		(9)
Included in regulatory assets/liabilities	42	(39)	(4)
Settlements	6	38	9
Purchases		87
Transfers out of Level 3	3	(7)	(3)
Balance at December 31,	150	139	95
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets still held at the reporting date	2	(1)	2
Virginia Electric and Power Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	143	93	102
Total realized and unrealized gains (losses):
Included in earnings	(43)	(35)	(13)
Included in regulatory assets/liabilities	40	(37)	(5)
Settlements	7	35	13
Purchases		87
Transfers out of Level 3			(4)
Balance at December 31,	147	143	93
Dominion Energy Gas Holdings, LLC
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at January 1,	(2)	6	2
Total realized and unrealized gains (losses):
Included in earnings			1
Included in other comprehensive loss	(3)		(5)
Settlements			(1)
Transfers out of Level 3	3	(8)	9
Balance at December 31,	$ (2)	$ (2)	$ 6